RELATED PARTIES: (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
RELATED PARTIES:
Schedule of transactions with related parties

	For the year ended
	December 31
	June 30, 2022	June 30, 2021
Revenues from Jet Talk	—	1,336
Revenues from iDirect	212	1,642

	For the year ended
	December 31
	2021	2020
Revenues from Jet Talk	3,116	7,279
Revenues from iDirect	2,074	—

Schedule of outstanding balances with related parties

	For the year ended
	December 31
	June 30, 2022	June 30, 2021
Assets
Jet Talk- Accounts receivable	93	174
Total Assets	93	174
Liabilities
Raysat Israel Ltd.	100	278
Ilan Gat Engineers Ltd	64	551
Other	10	—
Liability to shareholder	—	236
Total Liabilities	174	1,065

	For the year ended
	December 31
	2021	2020
Assets
Jet Talk	—	446
Total Assets	—	446
Labilities
Raysat Israel Ltd.	605	60
Ilan Gat Engineers Ltd	1,210	117
Liability to shareholder	334	150
Total Liabilities	2,149	327